Leases (Tables)	12 Months Ended
Dec. 31, 2017
Leases [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases
Future annual minimum lease payments, excluding inflationary adjustments, for operating leases are as follows (in millions):

Years Ending December 31,	Operating Leases (1)
2018 (2)	$140
2019 (2)	127
2020	119
2021	76
2022	58
Thereafter	236
Total	$756

(1)	Includes certain lease option renewals that are reasonably assured.

(2)	Does not include $19 million in aggregate payments we will receive from our LNG vessel time charter subleases.

Schedule of Future Minimum Lease Payments for Capital Leases
Future annual minimum lease payments, excluding inflationary adjustments, for capital leases are as follows (in millions):

Years Ending December 31,	Capital Leases
2018	$5
2019	10
2020	10
2021	10
2022	10
Thereafter	154
Total	$199